Other Operating Expenses (Income), net (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Expenses (Income), net [Abstract]
Schedule of other operating expenses (income), net
	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Loss from impairment of goodwill	-	-	129
Provision for severance pay in early retirement	117	96	23
Capital gain from sale of property plant and equipment	(136)	(86)	(27)
Others	22	11	24

	3	21	149